UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2004

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       MLT Management, LLC
Address:    767 Third Avenue, 16th Floor
            New York, NY  10017

Form 13F File Number:    _______________________________________________________

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel J. Barach
Title:    Manager
Phone:    (212) 421-2757

Signature, Place, and Date of Signing:

    /s/ Daniel J. Barach            New York, NY               2/7/05
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       14

Form 13F Information Table Value Total:       $57,211 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2   COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8
--------                     --------  ----------     ---------  -----------------------  --------  -------- -----------------------
                                                                                                                      VOTING
                                                                   SHRS                                             AUTHORITY
                               TITLE                     VALUE      OR              PUT/  INVESTMENT   OTHER  ----------------------
NAME OF ISSUER               OF CLASS     CUSIP        (X$1000)   PRN AMT   SH/PRN  CALL  DISCRETION MANAGERS    SOLE    SHARED NONE
--------------               --------  -----------     --------  --------  ------- -----  ---------- -------- ---------  ------ ----

ASCENTIAL SOFTWARE CORP       COM NEW   04362P207       $3,454      211,761   SH            SOLE                 211,761
BON-TON STORES INC            COM       09776J101       $9,465      600,960   SH            SOLE                 600,960
CELESTICA INC                 SUB VTG   15101Q108       $1,710      121,162   SH            SOLE                 121,162
                               SHS
CHICOS FAS INC                COM       168615102       $4,893      107,470   SH            SOLE                 107,470
CHIQUITA BRANDS INTL INC      COM       170032106       $2,206      100,000   SH            SOLE                 100,000
GOODYS FAMILY CLOTHING INC    COM       382588101       $2,483      271,638   SH            SOLE                 271,638
INCYTE CORP                   COM       45337C102       $3,497      350,000   SH            SOLE                 350,000
IRVINE SENSORS CORP           COM NEW   463664508       $1,658      632,901   SH            SOLE                 632,901
IVILLAGE INC                  COM       46588H105      $15,347    2,483,411   SH            SOLE               2,483,411
MPS GROUP INC                 COM       553409103       $2,648      216,000   SH            SOLE                 216,000
REWARDS NETWORK INC           COM       761557107       $3,206      458,044   SH            SOLE                 458,044
SBS BROADCASTING SA           ORD       L8137F102       $2,012       50,000   SH            SOLE                  50,000
TECNOMATIX TECHNOLOGIES LTD   ORD       M8743P105       $2,832      183,891   SH            SOLE                 183,891
VIRAGEN INC                   COM NEW   927638403       $1,800    1,800,000   SH            SOLE               1,800,000
